ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 26, 2015	Dec. 27, 2014
Reconciliation of beginning and ending amount of unrecognized tax benefits [Roll Forward]
Gross unrecognized tax benefits beginning of year	$ 2,209	$ 1,793	$ 1,923
Increase in tax positions for prior years	243	0	0
Increase in tax positions due to acquisitions	362	0	0
Increase in tax positions for current year	905	754	556
Settlements with taxing authorities	(32)	0	0
Lapse in statute of limitations	(306)	(338)	(686)
Gross unrecognized tax benefits end of year	3,381	2,209	1,793
Income tax penalties and interest accrued	600	$ 200	$ 200
Increase in unrecognized tax benefits is reasonably possible	$ 700